                          SCHRODER CAPITAL FUNDS (DELAWARE)

                             SCHRODER INTERNATIONAL FUND

                                    ADVISOR SHARES

                               Supplement to Prospectus
                                  Dated May 15, 1996


PORTFOLIO MANAGEMENT

The next to last paragraph in the section "Management -- Investment Adviser and Portfolio Manager", on Page 12 of the Prospectus, is replaced in its entirety by the following paragraph:

The investment management team of Mark J. Smith, a Trustee and President of the Trust and Schroder Core, and Michael Perelstein, Vice President of the Trust and Schroder Core, with the assistance of an SCMI investment committee, is primarily responsible for the day-to-day management of the Portfolio's investment portfolio. Mr. Smith, who has managed the Fund's portfolio since October 1989 and the Portfolio's investments since its inception, has been a First Vice President of SCMI since April 1990 and a Director thereof since April 1993. He has been employed by various Schroder Group companies in the investment research and portfolio management areas since 1983. Mr. Perelstein has been a Senior Vice President of SCMI since January 2, 1997. Prior thereto, Mr. Perelstein was a Managing Director at MacKay Shields. Mr. Perelstein has more than twelve years of international and global investment experience.


January 16, 1997

                          SCHRODER CAPITAL FUNDS (DELAWARE)

                             SCHRODER INTERNATIONAL FUND

                                   INVESTOR SHARES

                               Supplement to Prospectus
                                  Dated May 16, 1996


PORTFOLIO MANAGEMENT

The next to last paragraph in the section "Management -- Investment Adviser and Portfolio Manager", on Page 11 of the Prospectus, is replaced in its entirety by the following paragraph:

The investment management team of Mark J. Smith, a Trustee and President of the Trust and Schroder Core, and Michael Perelstein, Vice President of the Trust and Schroder Core, with the assistance of an SCMI investment committee, is primarily responsible for the day-to-day management of the Portfolio's investment portfolio. Mr. Smith, who has managed the Fund's portfolio since October 1989 and the Portfolio's investments since its inception, has been a First Vice President of SCMI since April 1990 and a Director thereof since April 1993. He has been employed by various Schroder Group companies in the investment research and portfolio management areas since 1983. Mr. Perelstein has been a Senior Vice President of SCMI since January 2, 1997. Prior thereto, Mr. Perelstein was a Managing Director at MacKay Shields. Mr. Perelstein has more than twelve years of international and global investment experience.


January 16, 1997

                          SCHRODER CAPITAL FUNDS (DELAWARE)

                            SCHRODER EMERGING MARKETS FUND
                               INSTITUTIONAL PORTFOLIO

                                    ADVISOR SHARES

                               Supplement to Prospectus
                                  Dated May 17, 1996


PORTFOLIO MANAGEMENT

The third paragraph in the section "Management -- Investment Adviser and Portfolio Manager", on Page 17 of the Prospectus, is replaced in its entirety by the following paragraph:

John A. Troiano, a Vice President of the Trust and Schroder Core, with the assistance of an SCMI investment committee, is primarily responsible for the day-to-day management of the Portfolio's investment portfolio. Mr. Troiano managed the Fund's investment portfolio from its inception until it invested its assets in the Portfolio and has managed the Portfolio's assets since its inception. Mr. Troiano has been a Managing Director of SCMI since October 1995 and has been employed by various Schroder Group companies in the investment research and portfolio management areas since 1988.







January 16, 1997

                          SCHRODER CAPITAL FUNDS (DELAWARE)

                            SCHRODER EMERGING MARKETS FUND
                               INSTITUTIONAL PORTFOLIO

                                   INVESTOR SHARES

                               Supplement to Prospectus
                                  Dated May 17, 1996


PORTFOLIO MANAGEMENT

The third paragraph in the section "Management -- Investment Adviser and Portfolio Manager", on Page 18 of the Prospectus, is replaced in its entirety by the following paragraph:

John A. Troiano, a Vice President of the Trust and Schroder Core, with the assistance of an SCMI investment committee, is primarily responsible for the day-to-day management of the Portfolio's investment portfolio. Mr. Troiano managed the Fund's investment portfolio from its inception until it invested its assets in the Portfolio and has managed the Portfolio's assets since its inception. Mr. Troiano has been a Managing Director of SCMI since October 1995 and has been employed by various Schroder Group companies in the investment research and portfolio management areas since 1988.







January 16, 1997